Summary of Net Income (Loss) by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net income attributable to Nam Tai shareholders	$ 41,216	$ 37,433	$ 13,608
PRC (excluding Hong Kong)
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales	855,847	678,113	509,124
Total net income attributable to Nam Tai shareholders	43,602	40,023	19,973
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net income attributable to Nam Tai shareholders	$ (2,386)	$ (2,590)	$ (6,365)